Annual Total Returns- JPMorgan Insurance Trust Mid Cap Value Portfolio (Class 1 Shares) [BarChart] - Class 1 Shares - JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.16%	20.38%	32.30%	15.11%	(2.66%)	14.69%	13.76%	(11.84%)	26.76%	0.37%